Share-based compensation - Number of share options granted and their related weighted average exercise prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Number of options, Beginning balance	81,500	119,002	126,002
Number of options, Granted	4,562,919	0	0
Number of options, Forfeited		0	0
Number of options Exercised	0	(37,502)	(7,000)
Number of options, Ending balance	4,644,419	81,500	119,002	126,002
Number of options, unvested	4,562,919
Number of options, Exercisable	81,500
Weighted average exercise price, Beginning balance	$ 2.55	$ 2.55	$ 2.55
Weighted average exercise price, Granted	2.3
Weighted average exercise price, Exercised		2.55	2.55
Weighted average exercise price, Unvested	2.3
Weighted average exercise price, Ending balance	2.3044	$ 2.55	$ 2.55	$ 2.55
Weighted average exercise price, Vested and Exercisable	$ 2.55
Weighted average remaining contractual life	9 years 5 months 26 days	2 years 7 months 6 days	3 years 7 months 6 days	4 years 7 months 6 days
Weighted average remaining contractual life, Unvested	9 years 7 months 20 days
Weighted average remaining contractual life, Vested and Exercisable	1 year 7 months 6 days
Aggregate intrinsic value	$ 2,673	$ 42	$ 132	$ 176
Aggregate intrinsic value, Unvested	2,646
Aggregate intrinsic value, Vested Exercisable	$ 27